Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions
Ship management creditors	$ 450	$ 993
Amounts due to related parties	72	35
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	8,075	8,666
Other receivables
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	315	355
Reimbursement of expenses incurred, for office lease, and other operating expenses
Related Party Transactions
Amounts due to related parties	72	35
Associates | Dividends receivable
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	763	125
The Cool Pool Limited / Joint venture | Accrued income receivable
Dividends receivable and other amounts due from related parties
Dividends receivable and other amounts due from related parties	$ 6,997	$ 8,186